Derivative financial instruments - Schedule of Amounts Reclassified from Reserves to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	£ (184)	£ 2,544
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(75)	(1,110)
Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(1,158)	962
Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(60)	138
Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	982	(1,796)
Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	384	(648)
Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(51)	262
Interest rate | Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement1 £m	(52)	(264)
Interest rate | Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement1 £m	(11)	(17)
Interest rate | Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement1 £m	(18)	14
Interest rate | Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(2,700)	(37)
Hedge ineffectiveness recognised in the income statement1 £m	(61)	20
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	2,458	1,674
Interest rate | Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	(780)	284
Hedge ineffectiveness recognised in the income statement1 £m	(7)	2
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	937	725
Interest rate | Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	842	436
Hedge ineffectiveness recognised in the income statement1 £m	8	(3)
Hedged cash flows will no longer occur £m	0	0
Hedged item affected income statement £m	(794)	(552)
Foreign exchange | Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m		(138)
Hedge ineffectiveness recognised in the income statement1 £m		0
Hedged item affected income statement £m		(9)
Foreign exchange | Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income £m	61
Hedge ineffectiveness recognised in the income statement1 £m	0
Hedged cash flows will no longer occur £m	0	£ 0
Hedged item affected income statement £m	£ (4)